Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary Of Detailed Information About Intangible Assets Other Than Goodwill

Cost

€ thousand	Development costs	Software and licenses	Total
Balance as of Jan. 1, 2021	17,953	347	18,300
Additions	2,924	436	3,360
Disposals	0	(9)	(9)
Balance as of Dec. 31, 2021	20,877	774	21,651
Additions	1,023	142	1,165
Balance as of Dec. 31, 2022	21,900	916	22,816
Additions	0	67	67
Balance as of Dec. 31, 2023	21,900	983	22,883

Summary Of Detailed Information About Amortization And Impairment Of Intangible Assets Other Than Goodwill

Amortization and impairment

€ thousand	Development costs	Software and licenses	Total
Balance as of Jan. 1, 2021	158	258	416
Amortization for the year	1,174	93	1,267
Disposals	0	(1)	(1)
Balance as of Dec. 31, 2021	1,332	350	1,682
Amortization for the year	1,359	186	1,545
Impairment for the year	1,531	0	1,531
Balance as of Dec. 31, 2022	4,222	536	4,758
Amortization for the year	1,297	184	1,481
Impairment for the year	3,308	0	3,308
Balance as of Dec. 31, 2023	8,827	720	9,547

Summary Of Detailed Information About Carrying Amount Of Intangible Assets Other Than Goodwill

Carrying amount

€ thousand	Development costs	Software and licenses	Total
Carrying amount as of Dec. 31, 2021	19,545	424	19,969
Carrying amount as of Dec. 31, 2022	17,678	380	18,058
Carrying amount as of Dec. 31, 2023	13,074	262	13,336

Summary Of Detailed Information About Carrying Amounts Of The Capitalized Development Projects

The carrying amounts of the capitalized development projects were as follows:

€ thousand	SPACE	AIR	CONDOR MEO	Total
Carrying amount as of Dec. 31, 2021	15,072	3,965	508	19,545
Carrying amount as of Dec. 31, 2022	13,998	3,680	0	17,678
Carrying amount as of Dec. 31, 2023	13,074	0	0	13,074

Summary Of Detailed Information About Useful Life Carrying Amounts Of The Capitalized Development Projects

The remaining useful life of the capitalized development projects were as follows:

in years	SPACE	AIR
Remaining useful life as of Dec. 31, 2021	14.2	13.5
Remaining useful life as of Dec. 31, 2022	13.2	12.5
Remaining useful life as of Dec. 31, 2023	12.2	0.0